Warrants (Details Textual) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 26, 2014	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Derivative warrants liability	$ 172,000	$ 16,311,000
Derivative, Gain on Derivative	388,000
Derivative, Loss on Derivative		14,214,000
Warrants Issued on June 26, 2014 [Member]
Class of Warrant or Right [Line Items]
Warrants Exercised During Period Value			3,855,714
Common Stock Issued During Period Value Warrants Exercised			2,734,151
Reclassifications of Temporary to Permanent Equity			1,595,000
Biocontrol Limited [Member]
Class of Warrant or Right [Line Items]
Warrants Issued During the Period, Number of Warrants				1,355,164
Warrants Issued During the Period, Exercise Price of Warrants				$ 0.46
Derivative warrants liability	5,654,000
Derivative, Gain on Derivative	9,066,000
Convertible Notes Payable [Member]
Class of Warrant or Right [Line Items]
Warrants Issued During the Period, Number of Warrants		7,030,387
Warrants Issued During the Period, Exercise Price of Warrants		$ 0.14
Series B Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants Issued During the Period, Number of Warrants		12,499,996
Warrants Issued During the Period, Exercise Price of Warrants		$ 0.14
Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues2		72,007,000
Stock Issued During Period, Exercise Price, New Issues2		$ 0.25
Private Placement [Member] | Series B Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants Issued During the Period, Number of Warrants		30,040,194
Warrants Issued During the Period, Exercise Price of Warrants		$ 0.14
Warrants Issuance Costs		$ 759,000
Private Placement [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues2		4,320,420
Warrants Issued During the Period, Number of Warrants		4,320,420
Warrants Issued During the Period, Exercise Price of Warrants		$ 0.25